Note 4 - Short-term Notes Payable (Details) - USD ($)		2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2015	May. 31, 2015	Sep. 30, 2014	Dec. 31, 2015	Jun. 30, 2015	Sep. 09, 2014	Jul. 31, 2014	Jun. 30, 2014	Feb. 28, 2014
Note 4 - Short-term Notes Payable (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)									21,538
Percentage Reduction to Number of Warrants			11.00%				11.00%
The 2014 Convertible Notes [Member]
Note 4 - Short-term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount			$ 1,800,000
DebtInstrumentReducedFaceAmount			1,600,000			$ 1,603,260
Proceeds from Convertible Debt			1,475,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)						71,257
Percentage Reduction to Debt Instrument, Face Amount						11.00%
Percentage Reduction to Number of Warrants						11.00%
The 2015 Convertible Notes [Member]
Note 4 - Short-term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount		$ 275,000
Proceeds from Convertible Debt		$ 250,000
Class of Warrant or Right, Issued During Period (in Shares)		0
The Convertible Notes [Member]
Note 4 - Short-term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount					$ 933,073
Debt Conversion, Converted Instrument, Amount					$ 927,663
Debt Instrument, Redemption Price, Percentage				140.00%
Debt Instrument, Principal Redemption Amount	$ 933,074
Debt Instrument, Redemption Premium, Percentage	40.00%
Debt Instrument, Redemption Price	$ 1,548,792
Debt Instrument, Redemption Amount Paid To Affiliates	$ 167,031
Short-term Debt				$ 0
SOK Partners LLC [Member]
Note 4 - Short-term Notes Payable (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)						4,831		5,431
SOK Partners LLC [Member] | The 2014 Convertible Notes [Member]
Note 4 - Short-term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount			122,196
Proceeds from Convertible Debt			$ 100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			5,431